PENSION LIABILITIES, NET (Schedule Of Expected Benefit Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
2016		$ 290
2017	270	240
2018	200	150
2019 and thereafter	740	700
Expected benefit payments, total	$ 1,210	$ 1,380